Earnings Per Share - Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares		3 Months Ended		6 Months Ended			12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025		Jun. 30, 2024	Dec. 31, 2024	Jul. 29, 2024	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock options							228,522		100,413
Predecessor
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock options			187,335
Tranche B Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock options								180,828	186,933	169,843
Tranche B Options | Predecessor
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock options						180,828
Tranche C Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock options								55,872	55,872	55,872
Tranche C Options | Predecessor
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock options						55,872
Stock Option
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock options	[1]			2,914
Stock Option | Predecessor
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock options						185,327
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock options				106,451	[1]		18,264,876
Time-based RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock options		485,809		367,697
Contingently issuable RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock options		1,703,834		1,703,834
Contingently issuable Series A Preferred Stock dividend
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock options	[2]	1,577,944		788,972

[1]	For the three months ended June 30, 2025, the stock options and warrants were out of the money.
[2]	See discussion of the Annual Dividend Amount in “Note 3. Stockholders’ Equity.”